John Hancock
CQS Asset Backed Securities Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 56.4%					$42,382,122
(Cost $42,261,441)
Commercial and residential 3.4%					2,516,250
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (A)(B)	3.208	07-10-47		1,500,000	1,241,250
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class E (A)	3.500	04-10-47		1,500,000	1,275,000
U.S. Government Agency 53.0%					39,865,872
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(C)	10.001	12-25-50		2,750,000	3,178,630
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(C)	14.465	07-25-50		1,220,000	1,645,902
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(C)	13.865	09-25-50		2,500,000	3,314,114
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(C)	11.751	11-25-50		2,743,000	3,384,606
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(C)	9.101	01-25-51		3,000,000	3,327,572
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(C)	10.351	08-25-33		2,750,000	3,357,357
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(C)	10.601	10-25-33		2,400,000	2,978,638
Series 2021-DNA5, Class B2 (30 day Average SOFR + 5.500%) (A)(C)	9.851	01-25-34		2,500,000	2,960,093
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(C)	9.351	08-25-33		3,000,000	3,439,877
Series 2021-HQA2, Class B2 (30 day Average SOFR + 5.450%) (A)(C)	9.801	12-25-33		2,750,000	3,237,405
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(C)	11.215	02-25-40		3,000,000	3,244,049
Series 2022-R05, Class 2B2 (30 day Average SOFR + 7.000%) (A)(C)	11.351	04-25-42		2,500,000	2,745,325

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(C)	10.251	07-25-43		2,762,800	3,052,304
Asset-backed securities 49.9%					$37,544,213
(Cost $37,817,478)
Asset-backed securities 4.0%					2,993,824
FIGRE Trust
Series 2025-HE1, Class G PO (A)	8.034	01-25-55		810,679	77,268
Series 2025-HE1, Class XS IO (A)	3.793	01-25-55		31,334,399	2,916,556
Collateralized loan obligations 45.9%					34,550,389
AlbaCore Euro CLO I DAC
Series 1X, Class ER (3 month EURIBOR + 5.960%) (C)(D)	8.704	10-18-34	EUR	3,000,000	3,129,110
Anchorage Capital Europe CLO DAC
Series 3X, Class FR (3 month EURIBOR + 8.490%) (C)	11.548	10-15-38	EUR	2,300,000	2,412,453
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(C)(D)	9.533	07-25-35	EUR	1,500,000	1,570,829
Series 2018-2X, Class F (3 month EURIBOR + 6.950%) (C)	9.735	10-15-31	EUR	250,000	242,121
Series 2024-1A, Class F (3 month EURIBOR + 8.930%) (A)(C)	11.674	07-20-37	EUR	2,400,000	2,437,317
Carlyle Euro CLO DAC
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (C)(D)	12.042	11-10-35	EUR	3,560,000	3,616,251
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (C)(D)	8.845	01-15-34	EUR	1,000,000	1,044,608
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (C)	11.145	11-20-38	EUR	1,000,000	1,044,817
CVC Cordatus Loan Fund X DAC
Series 10A, Class FR (3 month EURIBOR + 8.260%) (A)(C)	10.866	01-26-38	EUR	700,000	715,288
Dryden Euro CLO DAC
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (C)	9.214	01-18-35	EUR	1,500,000	1,563,883
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (C)	11.125	01-15-37	EUR	600,000	599,902
Henley CLO VI DAC
Series 6X, Class E (3 month EURIBOR + 6.110%) (C)(D)	8.783	06-10-34	EUR	1,000,000	1,060,673
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (C)	10.215	04-15-33	EUR	1,600,000	1,569,066
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR +7.740%) (A)(C)	10.329	10-17-38	EUR	2,000,000	2,054,053
Series 2021-2X, Class E (3 month EURIBOR + 6.120%) (C)(D)	8.709	11-04-34	EUR	2,500,000	2,654,464
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (C)(D)	11.553	10-25-35	EUR	3,200,000	$3,301,423
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (C)	7.643	04-25-30	EUR	650,000	669,730
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (C)	8.648	07-17-30	EUR	3,000,000	3,061,289
St. Paul’s CLO X DAC
Series 10X, Class ER (3 month EURIBOR + 6.360%) (C)(D)	9.064	04-22-35	EUR	1,725,000	1,803,112

	Yield (%)	Shares	Value
Short-term investments 4.0%			$3,033,443
(Cost $3,033,443)
Short-term funds 4.0%			3,033,443
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.3169(E)	3,033,443	3,033,443

Total investments (Cost $83,112,362) 110.3%	$82,959,778
Other assets and liabilities, net (10.3%)	(7,738,192)
Total net assets 100.0%	$75,221,586

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,153,433 or 69.3% of the fund’s net assets as of 1-31-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(E)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of total investments on 1-31-25:
United States	58.4%
Ireland	41.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	2

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	29,874,119	EUR	28,500,000	SSB	2/24/2025	$281,448	—
						$281,448	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Collateralized mortgage obligations	$42,382,122	—	$42,382,122	—
Asset-backed securities	37,544,213	—	37,544,213	—
Short-term investments	3,033,443	$3,033,443	—	—
Total investments in securities	$82,959,778	$3,033,443	$79,926,335	—
Liabilities
Reverse repurchase agreements	$(13,441,819)	—	$(13,441,819)	—
Derivatives:
Assets
Forward foreign currency contracts	281,448	—	281,448	—
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 1-31-25:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Royal Bank of Canada	3.430%	1-31-25	5-2-25	EUR (3,095,738)	$(3,211,827)
Royal Bank of Canada	3.580%	1-29-25	3-3-25	(728,509)	(755,981)
UBS AG	3.590%	1-31-25	2-28-25	(4,394,122)	(4,558,918)
UBS AG	3.690%	1-31-25	2-28-25	(4,737,408)	(4,915,093)
					$(13,441,819)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent prospectus.
|	4